Earnings Per Common Share - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for EPS:
Net income	$ (453)	$ 3,441	$ 8,479	$ 9,172	$ 866
Less: Net income (loss) attributable to noncontrolling interests	6	75	320	929	224
Net income (loss) attributable to Corebridge common shareholders	$ (459)	$ 3,366	$ 8,159
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)	650,800,000	645,000,000.0	646,100,000
Dilutive common shares (in shares)	0	0	1,300,000
Weighted average common shares outstanding - diluted (in shares)	650,800,000	645,000,000.0	647,400,000
Basic:
Basic (in dollars per share)	$ (0.70)	$ 5.22	$ 12.63
Diluted:
Diluted (in dollars per share)	$ (0.70)	$ 5.22	$ 12.60
Number of shares excluded from diluted shares outstanding because the effect would have been anti-dilutive (in shares)	2,500,000		41,000
Common Stock Class A
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders				$ 7,658	$ 578
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)				581,100,000	581,100,000
Weighted average common shares outstanding - diluted (in shares)				581,100,000	581,100,000
Basic:
Basic (in dollars per share)				$ 13.18	$ 1.00
Diluted:
Diluted (in dollars per share)				$ 13.18	$ 1.00
Common Stock Class B
Numerator for EPS:
Net income (loss) attributable to Corebridge common shareholders				$ 584	$ 64
Denominator for EPS:
Weighted average common shares outstanding - basic (in shares)				63,900,000	63,900,000
Weighted average common shares outstanding - diluted (in shares)				63,900,000	63,900,000
Basic:
Basic (in dollars per share)				$ 9.14	$ 1.00
Diluted:
Diluted (in dollars per share)				$ 9.14	$ 1.00